Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Write down provision to net realizable value	$ 584	$ 650
Net charge to income statement	17	348
Hydrocarbon Inventories
Disclosure of financial assets [line items]
Write down provision to net realizable value	216	290
Net charge to income statement	$ 71	$ 309